Related Party Transactions (Tables)	12 Months Ended
Dec. 31, 2021
Related Party Transactions [Abstract]
Schedule of Related Party Transactions
(b)	During the years ended December 31, 2019, 2020 and 2021, other than disclosed elsewhere, the Company had the following material related party transactions:

	Years ended December 31,
(In thousands)	2019	2020	2021
Revenue from provision of data connectivity services, PaaS and SaaS services and sales of terminals and data related products:
Maya	4,419	8,010	9,370
Beijing Huaxianglianxin Technology Company	—	—	984
Purchase of data connectivity service:
Maya	—	47	26
Beijing Huaxianglianxin Technology Company	—	—	87

(c)	The Company had the following related parties balances as December 31, 2020 and December 31, 2021:

(In thousands)	December 31, 2020	December 31, 2021
Deposits received from related parties:
Maya	1,498	1,417
Contract liability:
Maya	—	18
Amounts payable to related parties:
Maya	5	—
Beijing Huaxianglianxin Technology Company	—	18
Amounts receivable from related parties:
Maya	2,264	1,108
Beijing Huaxianglianxin Technology Company	—	45